Restructuring Charges - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reorganization Items [Line Items]
Restructuring charges	$ 7,565,000	$ 5,490,000	$ 16,396,000
Expected restructuring charges	12,000,000
Restructuring Charges [Member]
Reorganization Items [Line Items]
Restructuring liability	$ 3,400,000